SHARE-BASED COMPENSATION - Restricted Stock (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Granted
Balance outstanding at the beginning of the period (in shares)	429,000	440,000		404,000	440,000	404,000
Granted (in shares)	0	0	0	0		342,000	400,000
Vested (in shares)	(21,700,000)	(11,000)	(200,000)	100,000	(22,000)	(201,000)	100,000	200,000
Forfeited (in shares)		0			(1,000)	(105,000)
Balance outstanding at the end of the period (in shares)	417,000	429,000			417,000	440,000	404,000
Weighted Average Grant Date Fair Value (in dollars per share)
Balance outstanding at the beginning of the period (in dollars per share)	$ 7.11	$ 7.11		$ 7.05	$ 7.11	$ 7.05
Vested (in dollars per share)		7.09			7.09	7.11
Forfeited (in dollars per share)		7.09			7.09	6.91
Balance outstanding at the end of the period (in dollars per share)	$ 7.11	$ 7.11			$ 7.11	$ 7.11	$ 7.05